Goodwill and acquisition-related intangibles (Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 4,452,000,000	$ 924,000,000
Additions from acquisitions		3,528,000,000
Impairment of goodwill	(90,000,000)	0	0
Goodwill, ending balance	4,362,000,000	4,452,000,000	924,000,000
Analog [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	4,158,000,000	630,000,000
Additions from acquisitions		3,528,000,000
Impairment of goodwill	0
Goodwill, ending balance	4,158,000,000	4,158,000,000
Embedded Processing [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	172,000,000	172,000,000
Additions from acquisitions		0
Impairment of goodwill	0
Goodwill, ending balance	172,000,000	172,000,000
Wireless [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	90,000,000	90,000,000
Additions from acquisitions		0
Impairment of goodwill	(90,000,000)
Goodwill, ending balance	0	90,000,000
Other [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	32,000,000	32,000,000
Additions from acquisitions		0
Impairment of goodwill	0
Goodwill, ending balance	$ 32,000,000	$ 32,000,000